NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 28, 2020 USD ($) Vote $ / shares shares	Apr. 28, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
Common stock issued			100	100	100
Common stock par value (in dollars per share) | $ / shares			$ 0.00	$ 0.00	$ 0.00
Repayment of term loan | $	$ 150,000
Long term debt interest amount | $		$ 300,000	$ 0	$ 300,000
Premium amount on face value | $	$ 24,000	$ 24,000
Ownership interest acquired	54.10%
Class B common stock
Forfeiture of shares (as percentage)	0.67%
Landry's Fertitta, LLC ("LF LLC")
Ownership interest acquired	45.90%
Landry's Fertitta, LLC ("LF LLC") | Class B common stock
Common stock issued	31,350,625
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Number of votes per share | Vote	10
Cash consideration | $	$ 30,000
Landcadia HoldCo
Membership interests in Lancadia HoldCo	31,350,625
Tilman J Fertitta
Shares issued	4,090,625
Jeffries Financial Group Inc. ("JFG")
Shares issued	3,815,625
Mr. Fertitta
Ownership interest acquired	79.90%
Sports betting
Revenue from customers (as percentage)			1.00%
Casino [Member]
Revenue from customers (as percentage)			100.00%